Share-based payments	6 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

Note 27 Share-based payments

Performance Rights and Options

Employees of the Group participate in the Group’s Long-Term Incentive Program (“LTIP”) comprising grants of performance rights and options with varying vesting conditions. The performance rights and options carry no dividend or voting rights. Performance rights and options may vest immediately or dependent on the recipient remaining in employment, or achievement of performance related vesting conditions, by the vesting date. Upon vesting, each performance right and option is convertible into one ordinary share of NOVONIX Limited. If an executive ceases employment before the rights or options vest, the rights or options will be forfeited, except in limited circumstances that they are approved by the Board on a case-by-case basis.

Share rights

Non-executive Directors participate on an annual grant of equity awards using a value-based approach, which the Board has adopted by issuing Share Rights to Non-Executive Directors of the Company each financial year with a fixed US dollar value of USD$110,000. The share rights carry no dividend or voting rights. Upon vesting, each share right is convertible into one ordinary share of NOVONIX Limited. If a non-executive director ceases to hold office before the share rights vest, the rights will convert on a prorate basis.

The following table presents the composition of share-based payments expense for the six months ended December 31, 2022, and the twelve months ended June 30, 2022, 2021, and 2020.

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. dollars)	2022	2022	2021	2020
Share rights granted in current year	$444,480	$2,620,399		—
Performance rights granted in current year	2,274,551	10,810,456	2,305,467	—
Performance rights granted in prior years	2,582,698	192,285	—	52,525
Options granted in current year	—	—	—	75,877
Options granted in prior years	52,700	907,609	2,162,519	4,938,260
Share based payment expense	5,354,429	14,530,749	4,467,986	5,066,662
Payments of withholding tax - Performance rights	(133,878)	(2,501,992)	—	—
Settlement of limited recourse loan	—	—	(893,906)
Exchange differences	(84,564)	—	—	—
Movement in share-based payments reserve	$5,135,987	$12,028,757	$3,574,080	$5,066,662

The following table presents the composition of share-based payments expense for the six months ended December 31, 2022, and the six months ended December 31, 2021.

	Six Months Ended December 31, 2022
	2022	2021 (unaudited)
(in U.S. dollars)
Share rights granted in current year	$444,480	$576,935
Performance rights granted in current year	2,274,551	7,843,536
Performance rights granted in prior years	2,582,698	95,725
Options granted in current year	—	—
Options granted in prior years	52,700	85,485
Share based payment expense	$5,354,429	$8,601,681

SHARE RIGHTS

A summary of movements of all share rights issued is as follows:

Note 27 - Share-based payments (continued)

Number on issue
Share rights outstanding at July 1, 2021
Granted	309,049
Forfeited	(6,510)
Exercised	—
Share rights outstanding at June 30, 2022	302,539
Share rights exercisable at July 1, 2022	302,539
Granted	436,403
Forfeited	—
Exercised	(302,539)
Share rights outstanding at December 31, 2022	436,403
Share rights exercisable at December 31, 2022	16,433

During the six months ended December 31, 2022, share rights were granted to non-executive Directors following shareholder approval at the Annual General Meeting on October 26, 2022. The share rights are convertible to ordinary shares on a 1:1 basis and vest on June 30, 2023. The value of each share right was determined with reference to the market value of the underlying securities on grant date. An expense of $444,480 was recognized for the six months ended December 31, 2022. During the twelve months ended June 30, 2022, share rights were granted to non-executive Directors following shareholder approval at the Annual General Meeting on November 30, 2021. The share rights are convertible to ordinary shares on a 1:1 basis and vested on June 30, 2022. An expense of $2,620,399 was recognized for the twelve months ended June 30, 2022. No share rights were granted during the twelve months ended June 30, 2021, and, 2020. Further details of the share rights granted during the six months ended December 31, 2022, are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (AUD)	Expiry	Expense recognized (USD)
Anthony Bellas	October 26, 2022	69,995	June 30, 2023	$2.90	June 30, 2024	$68,758
Andrew Liveris	October 26, 2022	69,995	June 30, 2023	$2.90	June 30, 2024	68,758
Robert Cooper	October 26, 2022	69,995	June 30, 2023	$2.90	June 30, 2024	68,758
Zhanna Golodryga	October 26, 2022	69,995	June 30, 2023	$2.90	June 30, 2024	68,758
Robert Natter	October 26, 2022	69,995	June 30, 2023	$2.90	June 30, 2024	68,758
Robert Natter	October 26, 2022	7,263	October 26, 2022	$2.90	June 30, 2024	14,112
Jean Oelwang	October 26, 2022	69,995	June 30, 2023	$2.90	June 30, 2024	68,758
Jean Oelwang	October 26, 2022	9,170	October 26, 2022	$2.90	June 30, 2024	17,820
Total expense recognized						$444,480

PERFORMANCE RIGHTS

A summary of movements of all performance rights issued is as follows:

Number on issue
2022
Performance rights outstanding at July 1, 2021	1,600,000
Granted	5,344,777
Forfeited	(200,000)
Exercised	(1,687,500)
Performance rights outstanding at June 30, 2022	5,057,277
Granted	6,547,018
Forfeited	(128,503)
Exercised	(463,897)
Performance rights outstanding at December 31, 2022	11,011,895
Performance rights vested at December 31, 2022	—

Performance rights granted in the current period

During the six months ended December 31, 2022, performance rights (convertible to ordinary shares on a 1:1 basis) were granted to Key Management Personnel, other employees and contractors as set out in the table below. The value of each performance right was determined with reference to the market value of the underlying securities on grant date.

128,503 performance rights were forfeited during the six months ended December 31, 2022, as not all vesting conditions were met.

Further details of the performance rights are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (AUD)	Expiry	Expense recognized (USD)
Rashda Buttar	October 26, 2022	482,441	¼ July 1, 2023	$2.23	Cessation of employment	$197,861
			¼ July 1, 2024
			¼ July 1, 2025
			¼ July 1, 2026
Rashda Buttar	October 26, 2022	359,300	June 30, 2025	$2.90	Cessation of employment	122,712
Nick Liveris	October 26, 2022	778,400	June 30, 2025	$2.90	Cessation of employment	265,848
Chris Burns	October 26, 2022	2,275,400	June 30, 2025	$2.90	Cessation of employment	777,119
Non-KMP employees	July 1, 2022	1,856,557	¼ July 1, 2023	$2.23	Cessation of employment	782,636
			¼ July 1, 2024
			¼ July 1, 2025
			¼ July 1, 2026
Non-KMP employees	September 4, 2022	345,186		$2.06	Cessation of employment	84,803
Non-KMP employees	September 16, 2022	89,272		$2.10	Cessation of employment	19,134
Non-KMP employees	September 22, 2022	27,485		$2.04	Cessation of employment	6,327
Non-KMP employees	November 7, 2022	16,030		$1.86	Cessation of employment	1,988
Non-KMP employees	July 6, 2022	31,079	4 equal annual	$2.28	Cessation of employment	12,168
Non-KMP employees	July 12, 2022	21,557	tranches	$2.05	Cessation of employment	—	*
Non-KMP employees	July 7, 2022	26,946	commencing on the	$2.40	Cessation of employment	—	*
Non-KMP employees	December 20, 2022	167,532	anniversary of	$1.70	Cessation of employment	1,904
Non-KMP employees	December 6, 2022	69,833	employment	$2.06	Cessation of employment	2,051
Total number issued		6,547,018				$2,274,551

* Performance rights issued during the period, however following cessation of employment the expense has been reversed prior to vesting conditions being satisfied.

Performance rights net settled for withholding tax obligations

The Group has an obligation to withhold tax on the vesting of performance rights for employee’s resident in the USA and Canada. As consideration for the withholding tax, the Group reduces the number of shares to be issued to the employees (net settled).

During the six months ended December 31, 2022, the Group net settled the following share-based payments:

Name	Vesting date	Performance rights vested & exercised	Net settled shares	Withholding obligation (USD)
Non-KMP employees	July 19, 2022	10,000	5,996	$5,993
Non-KMP employees	December 11, 2022	200,000	92,000	126,540
Non-KMP employees	December 20, 2022	3,897	2,718	1,345
Total				$133,878

OPTIONS

A summary of movements of all options issued is as follows:

	Number on issue	Weighted Average Exercise Price (AUD)
Options outstanding as of July 1, 2021	32,103,334	$0.54
Granted to employees	—	—
Forfeited	(2,740,000)	$0.53
Exercised	(33,333)	$0.50
Options outstanding as of June 30, 2022	29,330,001	$0.51
Vested options outstanding as of June 30, 2022	13,796,667	$0.52
Forfeited	(66,667)	$0.50
Exercised	(170,000)	$0.90
Options outstanding as of December 31, 2022	29,093,334	$0.51
Vested options outstanding as of December 31, 2022	13,560,000	$0.52

The weighted average remaining contractual life of options outstanding at December 31, 2022 was 3.8 years, and at June 30, 2022 was 4.8 years.

The range of exercise prices for options outstanding at December 31, 2022, was AUD$0.50 to AUD$1.40, and at June 30, 2022 was AUD$0.50 to AUD$1.40.

There were no options granted during the six months ended December 31, 2022 , and twelve months ended June 30, 2022